Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 4,827	$ 3,158
Short term deposits	5,233	12,506
Marketable equity securities	23	23
Other investments		345
Other current receivables	613	471
Total current assets	10,696	16,503
Non-current assets
Operating lease right of use asset	1,278
Investment in affiliated company	6,729	7,568
Fixed assets, net	631	787
Total non-current assets	8,638	8,355
TOTAL ASSETS	19,334	24,858
Current liabilities
Trade payables	498	344
Operating lease liability	411
Other current payables	1,130	947
Total current liabilities	2,039	1,291
Operating lease liability non-current	1,007
Derivative warrant liabilities			[1]
TOTAL LIABILITIES	3,046	1,291
Shareholders’ equity
Ordinary shares, NIS 0 par value; Authorized 1,000,000,000 shares; Issued and outstanding: 154,649,602 and 131,935,404 shares as of December 31, 2019 and December 31, 2018, respectively
Additional paid in capital	65,681	57,521
Accumulated deficit	(49,393)	(33,954)
Total shareholders’ equity	16,288	23,567
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 19,334	$ 24,858

[1]	represents an amount less than USD 1.